Condensed Financial Information of the Parent Company (Details) - Schedule of condensed parent company balance sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares shares authorized	225,000,000	225,000,000
Ordinary shares shares issued	225,000,000	225,000,000
Ordinary shares shares outstanding	225,000,000	225,000,000
Convertible Preferred shares par value (in Dollars per share)	$ 0.00005	$ 0.00005
Series A Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible Preferred shares, authorized	45,614,646	45,614,646
Convertible Preferred shares, issued	45,614,646	45,614,646
Convertible Preferred shares, outstanding	45,614,646	45,614,646
Limited Series A Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible Preferred shares, authorized	27,053,437	27,053,437
Convertible Preferred shares, issued	27,053,437	27,053,437
Convertible Preferred shares, outstanding	27,053,437	27,053,437
Series B Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible Preferred shares, authorized	121,000,531	121,000,531
Convertible Preferred shares, issued	121,000,531	121,000,531
Convertible Preferred shares, outstanding	121,000,531	121,000,531